INSURANCE and UNDERWRITING RESULT, Components of Insurance Claims (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Claims incurred for life, general and health insurance contracts [Abstract]
Net insurance claims	S/ 0	S/ 0	S/ 2,341,917
Life Insurance [Member]
Claims incurred for life, general and health insurance contracts [Abstract]
Net insurance claims			1,777,295
General Insurance [Member]
Claims incurred for life, general and health insurance contracts [Abstract]
Net insurance claims			254,616
Health Insurance [Member]
Claims incurred for life, general and health insurance contracts [Abstract]
Net insurance claims			310,006
Gross Claims [Member]
Claims incurred for life, general and health insurance contracts [Abstract]
Net insurance claims			2,884,258
Gross Claims [Member] | Life Insurance [Member]
Claims incurred for life, general and health insurance contracts [Abstract]
Net insurance claims			2,183,789
Gross Claims [Member] | General Insurance [Member]
Claims incurred for life, general and health insurance contracts [Abstract]
Net insurance claims			375,162
Gross Claims [Member] | Health Insurance [Member]
Claims incurred for life, general and health insurance contracts [Abstract]
Net insurance claims			325,307
Ceded Claims [Member]
Claims incurred for life, general and health insurance contracts [Abstract]
Net insurance claims			(542,341)
Ceded Claims [Member] | Life Insurance [Member]
Claims incurred for life, general and health insurance contracts [Abstract]
Net insurance claims			(406,494)
Ceded Claims [Member] | General Insurance [Member]
Claims incurred for life, general and health insurance contracts [Abstract]
Net insurance claims			(120,546)
Ceded Claims [Member] | Health Insurance [Member]
Claims incurred for life, general and health insurance contracts [Abstract]
Net insurance claims			S/ (15,301)